Investment Risks	Apr. 30, 2026
Investor Shares | FAM Value Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Investor Shares | FAM Value Fund | Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Investor Shares | FAM Value Fund | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Investor Shares | FAM Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Investor Shares | FAM Value Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Investor Shares | FAM Value Fund | Investment In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Investor Shares | SUMMARY SECTION | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Investor Shares | SUMMARY SECTION | Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Investor Shares | SUMMARY SECTION | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Investor Shares | SUMMARY SECTION | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Investor Shares | SUMMARY SECTION | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Investor Shares | SUMMARY SECTION | Investment In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Investor Shares | FAM Small Cap Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Investor Shares | FAM Small Cap Fund | Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Investor Shares | FAM Small Cap Fund | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Investor Shares | FAM Small Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Investor Shares | FAM Small Cap Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Investor Shares | FAM Small Cap Fund | Investment In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Institutional | FAM Value Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Institutional | FAM Value Fund | Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Institutional | FAM Value Fund | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Institutional | FAM Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Institutional | FAM Value Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Institutional | FAM Value Fund | Investment In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Institutional | SUMMARY SECTION | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Institutional | SUMMARY SECTION | Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Institutional | SUMMARY SECTION | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Institutional | SUMMARY SECTION | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Institutional | SUMMARY SECTION | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Institutional | SUMMARY SECTION | Investment In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Institutional | FAM Small Cap Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

Institutional | FAM Small Cap Fund | Stock Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Selection Risk – the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

Institutional | FAM Small Cap Fund | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Risk – small capitalization companies may not have the size, resources or other assets of large capitalization companies.

Institutional | FAM Small Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.

Institutional | FAM Small Cap Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depositary Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Institutional | FAM Small Cap Fund | Investment In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.